UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324
Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock California Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2007

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Tax-exempt long-term bonds 99.13%					$330,116,213

(Cost $310,526,718)

California 89.11%					296,736,225

ABAG Finance Auth for Nonprofit Corps,
Rev San Diego Hosp Assn Ser 2001A	6.125%	08-15-20	BBB+	$2,000	2,091,600
Anaheim, City of,
Rev Ref Cert of Part Reg
Convention Ctr (P)	9.490	07-16-23	AAA	2,000	2,087,880
Anaheim Public Financing Auth,
Rev Lease Cap Apprec Sub Pub Imp
Proj Ser 1997C	Zero	09-01-18	AAA	3,000	1,888,680
Antioch Public Financing Auth,
Rev Ref Reassessment Sub
Ser 1998B (G)	5.850	09-02-15	BB+	1,375	1,420,623
Bay Area Toll Auth,
Rev Ref Toll Bridge Ser 2007F	5.000	04-01-31	AA	5,000	5,258,650
Belmont Community Facilities District,
Rev Special Tax Dist No. 2000 1
Library Proj Ser 2004A	5.750	08-01-24	Aaa	1,000	1,168,600
California County Tobacco Securitization
Agency,
Rev Asset Backed Bond Fresno
County Fdg Corp	6.000	06-01-35	BBB	1,765	1,770,507
Rev Asset Backed Bond Kern County
Corp Ser 2002A	6.125	06-01-43	BBB	5,000	5,040,000
Rev Asset Backed Bond Los Angeles
County (Step Coupon 5.25%,
12-01-10) (O)	Zero	06-01-21	Baa3	5,000	4,009,200
Rev Asset Backed Bond Sanislaus
Fdg Ser 2002A	5.500	06-01-33	Baa3	1,000	969,750
California Department of Water Resources,
Rev Pwr Supply Ser 2002A	5.375	05-01-21	A-	4,000	4,380,160
California Educational Facilities Auth,
Rev College & Univ Proj	5.000	02-01-26	Baa3	4,525	4,367,530
Rev Ref Pooled College & Univ
Financing Ser 1993B	6.125	06-01-09	Baa2	15	15,037
Rev Ref Woodbury Univ	5.000	01-01-25	BBB-	1,800	1,745,622
Rev Ref Woodbury Univ	5.000	01-01-30	BBB-	2,000	1,894,960
Rev Univ of San Diego Ser 2002A	5.500	10-01-32	A2	1,435	1,501,914
California Health Facilities Financing Auth,
Rev Catholic Healthcare West
Ser 2004G	5.250	07-01-23	A	1,000	1,030,230
Rev Kaiser Permanente Ser 2006A	5.250	04-01-39	A+	2,500	2,528,400

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

California Infrastructure & Economic
Development,
Rev J David Gladstone Inst Proj	5.250	10-01-34	A-	1,000	1,014,410
Rev Kaiser Hosp Asst I LLC
Ser 2001A	5.550	08-01-31	A+	3,000	3,085,410
Rev Performing Arts Center	5.000	12-01-27	A	500	512,665
California Municipal Finance Auth,
Rev Ref Amern Heritage Education
Foundation Proj 2006A	5.250	06-01-26	BBB-	1,000	961,110
California Pollution Control Financing Auth,
Rev Poll Control Pacific Gas &
Electric Ser 1996A	5.350	12-01-16	AAA	1,000	1,055,080
Rev Solid Waste Disposal Keller
Canyon Landfill Co Proj	6.875	11-01-27	BB-	2,000	2,004,240
Rev Ref Solid Waste Disposal
Waste Management	5.000	01-01-22	BBB	2,000	1,917,880
California, State of,
Gen Oblig Unltd	5.125	04-01-23	A+	2,000	2,107,560
Gen Oblig Unltd	5.125	11-01-24	A+	3,500	3,668,000
Gen Oblig Unltd Ref (P)	6.045	03-01-16	AAA	6,255	7,216,644
Gen Oblig Unltd Ref	4.750	04-01-29	AAA	6,000	6,024,660
Rev Economic Recovery
Ser 2004C-5 (P)	3.430	07-01-23	AA+	3,305	3,305,000
California State Public Works Board,
Rev Lease Dept of Corrections
Ser 2003C	5.500	06-01-18	A	5,000	5,451,300
Rev Ref Lease Dept of Corrections
State Prisons Ser 1993A	5.000	12-01-19	AAA	5,000	5,390,700
California State University,
Rev Ref Systemwide Ser 2005C	5.000	11-01-38	AAA	5,000	5,202,000
California Statewide Communities Develop Auth,
Ref Rev Cert of Part Univ Corp
Calif State Univ	6.000	04-01-26	AAA	680	684,515
Rev Ref Sr Living Presbyterian
Homes Ser 2006A	4.875	11-15-36	BBB+	2,000	1,838,860
California Statewide Financing Auth,
Rev Tobacco Settlement Asset
Backed Bond 2002A	6.000	05-01-37	Baa3	2,500	2,507,525
Rev Tobacco Settlement Asset
Backed Bond 2002B	6.000	05-01-37	Baa3	4,000	4,012,040
Capistrano Unified School District,
Rev Spec Tax Cmty Facil Dist
No. 90 2 (G)	6.000	09-01-33	BB	750	765,615
Rev Spec Tax Cmty Facil Dist
No. 90 2 (G)	5.875	09-01-23	BB	500	512,555
Rev Spec Tax Cmty Facil Dist
No. 98 2 (G)	5.750	09-01-29	AA	2,470	2,617,434
Center Unified School District,
Gen Oblig Unltd Ref Cap Apprec
Ser 1997C	Zero	09-01-16	AAA	2,145	1,511,431
Chula Vista Industrial Development Agency,
Rev Ref Tax Alloc Bayfront
Ser 2006B (G)	5.250	10-01-27	BB+	1,250	1,187,850

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

Cloverdale Community Development Agency,
Rev Tax Allocation Redev
Project (G)	5.500	09-01-38	BB+	3,000	2,858,910
Contra Costa County Public Financing Auth,
Rev Ref Lease Various Cap Facil
Ser 1999 A	5.000	06-01-28	AAA	1,770	1,829,826
Rev Ref Lease Various Cap Facil
Ser 1999 A	5.000	06-01-28	AAA	1,230	1,258,991
Corona Community Facilities District,
Rev Special Tax Escrow 97 2 (G)	5.875	09-01-23	BB+	1,255	1,276,034
Folsom Public Financing Auth,
Rev Spec Tax Ser 2007B	5.125	09-01-26	BB	1,000	956,380
Foothill/Eastern Transportation Corridor
Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB-	6,615	2,485,652
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB-	30,000	5,720,100
Fresno, City of,
Rev Swr Ser A 1	5.250	09-01-19	AAA	1,000	1,103,510
Fresno Joint Powers Financing Auth,
Rev Ref Ser 1994A	6.550	09-02-12	BBB+	300	300,594
Fullerton Community Facilities District,
Rev Spec Tax Amerige Heights Dist
No. 1 (G)	6.200	09-01-32	BB	1,000	1,025,890
Golden State Tobacco Securitization Corp,
Rev Asset Backed Bond Ser 2003A	6.250	06-01-33	BBB	3,000	3,314,520
Rev Asset Back Bond Ser 2005A	5.000	06-01-35	AAA	10,500	10,565,205
Inglewood Unified School District Facilties
Financing Auth,
Rev Ref Ser 2007	5.250	10-15-26	AAA	5,000	5,580,750
Irvine, City of,
Rev Meadows Mobile Home Park
Ser 1998A (G)	5.700	03-01-28	BBB-	3,975	3,988,237
Laguna Salada Union School District,
Gen Oblig Unltd Ser 2000C	Zero	08-01-26	AAA	1,000	415,510
Lancaster School District,
Rev Ref Cert of Part Cap Apprec	Zero	04-01-19	AAA	1,730	1,055,092
Rev Ref Cert of Part Cap Apprec	Zero	04-01-22	AAA	1,380	714,978
Lee Lake Water District,
Rev Spec Tax Cmty Facil Dist
No. 2 Montecito Ranch (G)	6.125	09-01-27	BB	1,200	1,232,136
Long Beach, City of,
Rev Ref Harbor Ser 1998A	6.000	05-15-18	AAA	2,660	3,093,686
Rev Spec Tax Cmty Facil Dist
No. 6 Pike (G)	6.250	10-01-26	BB-	2,500	2,596,700
Los Angeles Community Facilities District,
Rev Spec Tax No. 3 Cascades
Business Park Proj (G)	6.400	09-01-22	BB+	655	667,740
Los Angeles Unified School District,
Gen Oblig Unltd Election of 1997
Ser 2002E	5.500	07-01-17	AAA	1,500	1,642,005
Geb Oblig Unltd Ser 2003A	5.000	07-01-23	AAA	5,000	5,417,000

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	2,500	2,577,075
Modesto, City of,
Rev Spec Tax Cmnty Facs Dist
No. 04-1 2 (G)	5.100	09-01-26	BB	3,000	2,860,440
New Haven Unified School District,
Gen Oblig Unltd Cap Apprec
Ser 1998B	Zero	08-01-22	AAA	14,200	6,537,396
Northern California Transmission Agency,
Rev Ref Calif-Oregon Transm Proj
Ser 1990A	7.000	05-01-13	AAA	100	114,041
Orange Cove Irrigation District,
Rev Ref Cert of Part Rehab Proj	5.000	02-01-17	AAA	2,045	2,050,522
Orange, County of,
Rev Spec Assessment Imp Bond Act
1915 Ltd Oblig (G)	5.750	09-02-33	BB	1,570	1,565,651
Rev Spec Tax Cmty Facil Dist
No. 1 Ladera Ranch Ser 2000A (G)	6.250	08-15-30	AA	1,000	1,019,860
Oxnard, City of,
Rev Special Tax District No. 3
Seabridge (G)	5.000	09-01-35	BB	1,500	1,333,410
Paramount Unified School District,
Gen Oblig Unltd Cap Apprec Bonds
Ser 2001B	Zero	09-01-25	AAA	4,735	2,064,839
Pasadena, City of,
Cert of Part Ref Old Pasadena
Parking Facil Proj	6.250	01-01-18	AA	985	1,111,060
Poway, City of,
Rev Ref Cmty Facil Dist No. 88 1
Pkwy Business Ctr (G)	6.750	08-15-15	BB	1,000	1,032,520
Rancho Santa Fe Community Services District,
Rev Spec Tax Cmty Facil Dist
No. 1 (G)	6.700	09-01-30	BB	1,000	1,030,210
Redondo Beach Public Financing Auth,
Rev South Bay Center Redevel
Proj (G)	7.000	07-01-16	BBB+	885	895,284
Ripon Redevelopment Agency,
Rev Ref Community Redevelopment
Proj	4.750	11-01-36	Aaa	1,700	1,686,723
Riverside County Asset Leasing Corp,
Rev Leasehold Linked Ctfs
Riverside County Ser 1993A	6.500	06-01-12	A+	1,000	1,096,720
Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr
Ser 1999A (G)	6.250	01-01-30	BB+	5,000	4,984,250
San Bernardino, County of,
Rev Cert of Part Cap Facil Proj
Ser 1992B	6.875	08-01-24	AAA	350	453,547
Rev Ref Cert of Part Med Ctr
Fin Proj	5.500	08-01-17	AAA	8,750	9,578,887

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

San Bruno Park School District,
Gen Oblig Unltd Cap Apprec
Ser 2000B	Zero	08-01-21	AAA	1,015	540,031
Gen Oblig Unltd Cap Apprec
Ser 2000B	Zero	08-01-23	AAA	1,080	515,182
San Diego County Water Auth,
Rev Ref Cert of Part Inverse
Floater (M)(P)	7.586	04-23-08	AAA	1,000	1,017,980
Rev Ref Cert of Part Inverse
Floater (M)(P)	7.586	04-22-09	AAA	400	425,400
San Diego Redevelopment Agency,
Rev Ref Tax Alloc Cap Apprec
Ser 1999B (G)	Zero	09-01-17	BB	1,600	952,448
Rev Ref Tax Alloc Cap Apprec
Ser 1999B (G)	Zero	09-01-18	BB	1,700	942,582
Rev Ref Tax Alloc City Heights
Proj Ser 1999A (G)	5.800	09-01-28	BB	1,395	1,398,948
Rev Tax Alloc City Heights Proj
Ser 1999A (G)	5.750	09-01-23	BB	1,000	1,009,920
San Diego Unified School District,
Gen Oblig Ref Election 1998
Ser 2006F-1	5.250	07-01-28	AAA	5,000	5,644,350
Gen Oblig Unltd Cap Apprec
Ser 1999A	Zero	07-01-21	AAA	2,500	1,335,250
Gen Oblig Unltd Election of 1998
Ser 2000B	5.000	07-01-25	AAA	2,450	2,549,887
San Fransisco Bay Area Rapid Transit District,
Gen Oblig Unltd Election of 2004
Ser 2007B	5.000	08-01-32	AAA	2,000	2,116,840
San Francisco City & County Redevelopment
Agency,
Rev Cmty Facil Dist No. 6 Mission
Ser 2001A (G)	6.000	08-01-25	BB	2,500	2,535,825
Rev Spec Tax Cmnty Facil Dist No.
6 Ser 2005A (G)	5.150	08-01-35	BB	1,250	1,137,013
San Francisco State Building Auth,
Rev Ref Lease Dept of Gen Serv
Ser 1993A	5.000	10-01-13	A	2,145	2,256,647
San Joaquin, County of,
Cert of Part Cnty Admin Bldg	5.000	11-15-29	AAA	2,965	3,068,419
San Joaquin Hills Transportation Corridor
Agency,
Rev Ref Toll Rd Conv Cap Apprec
Ser 1997A	5.750	01-15-21	BB-	5,000	4,961,000
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	4,012,050
Rev Toll Rd Sr Lien	Zero	01-01-22	AAA	6,500	3,472,755
San Marcos Public Facilities Auth,
Rev Sub Tax Increment Proj Area 3
Ser 1999A (G)	6.000	08-01-31	AA	1,305	1,378,719

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

San Mateo County Joint Power Auth,
Rev Ref Lease Cap Proj Prog	5.000	07-01-21	AAA	1,815	1,971,961
Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg
Facil Ser 1994A	6.250	07-01-19	AAA	1,790	2,142,039
Rev Lease Police Admin & Hldg
Facil Ser 1994A	6.250	07-01-24	AAA	10,000	12,231,700
Rev Ref Mainplace Proj
Ser 1998D (G)	5.600	09-01-19	BBB-	1,000	1,034,580
Santa Clara,County of,
General Obligation Unltd	5.250	09-01-24	AAA	2,500	2,816,550
Santa Clara County Financing Auth,
Rev Ref Lease Multiple Facil
Projs Ser 2000B	5.500	05-15-17	AAA	6,000	6,368,880
Santa Fe Springs Community Development
Commission,
Rev Tax Alloc Cap Apprec Cons
Redev Proj Ser 2006A	Zero	09-01-20	AAA	1,275	716,741
Santa Margarita Water District,
Rev Spec Tax Cmty Facil Dist
No. 99 1 (G)	6.000	09-01-30	AA	500	567,380
Santaluz Community Facilities District,
Rev Spec Tax Dist No. 2 Imp Area
No. 1 (G)	6.375	09-01-30	BB	1,495	1,497,855
Southern California Public Power Auth,
Rev Ref Southern Transm Proj	Zero	07-01-13	AAA	4,400	3,602,940
Rev Nat Gas Proj No. 1 Ser 2007A	5.250	11-01-26	AA-	1,000	1,014,380
Tobacco Securitization Auth of Northern
California,
Rev Asset Backed Bond Ser 2001A	5.375	06-01-41	AAA	1,000	1,069,130
Torrance, City of,
Rev Ref Hosp Torrance Mem Med Ctr
Ser 2001A	5.500	06-01-31	A+	2,000	2,042,300
Turlock Health Facilities,
Rev Emanuel Med Ctr Ser 2007B	5.125	10-15-37	BBB+	2,500	2,384,200
Tustin Unified School District,
Rev Spec Tax Cmty Facil Dist
No. 97 1	6.375	09-01-35	AAA	1,000	1,041,820
Vallejo Sanitation & Flood Control District,
Rev Ref Cert of Part	5.000	07-01-19	AAA	2,500	2,697,325
West Covina Redevelopment Agency,
Rev Ref Cmty Facil Dist Fashion
Plaza Proj	6.000	09-01-22	AA	3,000	3,449,490

Puerto Rico 10.02%					33,379,988

Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (M)(P)	7.970	07-01-11	AAA	7,500	8,737,200
Puerto Rico, Commonwealth of,
Gen Oblig Unltd	6.500	07-01-15	BBB-	6,000	6,875,700
Rev Hosp de la Concepcion
Ser 2000A	6.500	11-15-20	AA	500	537,680

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2007 (unaudited)

Puerto Rico Highway & Transportation Auth,
Rev Ref Ser 1996Z	6.250	07-01-14	AAA	3,250	3,755,018
Rev Ref Ser 1998A	5.000	07-01-38	BBB+	4,810	4,904,709
Rev Ref Ser 1998A	5.000	07-01-38	BBB+	190	192,531
Puerto Rico Ind'l, Tourist, Ed'l, Med & Environmental
Control Facilities Financing Auth,
Gen Oblig Unltd Ser 975 (P)	6.130	07-01-18	Aaa	5,000	5,754,800
Puerto Rico Public Finance Corp,
Rev Commonwealth Approp Ser 2002E	5.700	08-01-25	Aaa	2,500	2,622,350

		Interest		Par value
Issuer, description, maturity date		rate		(000)	Value
Short-term investments 0.03%					$104,000

(Cost $104,000)

Joint Repurchase Agreement 0.03%					104,000

Joint Repurchase Agreement with UBS Securities, Inc.,
dated 11-30-07 at 3.050% to be repurchased
at $104,026 on 12-3-2007, collateralized
by $79,610 U.S. Treasury Inflation Indexed Note,
3.875%, due 1-15-09 (valued at $106,080,
including interest)		3.050%		$104	104,000

Total investments (Cost $310,630,718) 99.16%					$330,220,213

Other assets and liabilities, net 0.84%					$2,786,496

Total net assets 100.00%					$333,006,709

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
California Tax-Free Income Fund
Notes to Schedule of Investments
November 30, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

The cost of investments owned on 11-30-2007, including short-term investments, was $310,630,718. Gross unrealized appreciation and depreciation of investments aggregated $21,538,878 and $1,949,383, respectively, resulting in net unrealized appreciation of $19,589,495.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of Class A, Class B and Class C of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. Debt securities are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Interim Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.

530Q1 11/07
1/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 17, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: January 18, 2008